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                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN INTERNATIONAL GROWTH FUND

                        SUPPLEMENT DATED APRIL 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 28, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS", the first two paragraphs are hereby deleted in their entirety and replaced with the following:

     As of August 31, 2007, Johannes B. van den Berg managed six registered investment companies with a total of approximately $1.7 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $26.0 million in assets; and 133 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $90.0 million in assets.

     As of August 31, 2007, David Sugimoto managed six registered investment companies with approximately $1.7 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $26.0 million in assets; and 133 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $90.0 million in assets.

     As of March 31, 2008, Brian Arcese managed six registered investment companies with a total of approximately $1.2 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $1.3 billion in assets; and 3 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $187.7 million in assets.

     (2) In the section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS", is hereby deleted in its entirety and replaced with the following:

     As of August 31, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

     Johannes B. van den Berg -- $100,001 -- $500,000

     David Sugimoto -- $100,001 -- $500,000

     As of March 31, 2008, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

     Brian Arcese -- $1 -- $10,000

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 IGFSPTSAI1 4/08